Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, Capital shares reserved for future issuance					12,258,817
Share based payment arrangement, Expense	$ 900,000	$ 1,000,000.0
Share based payment arrangement, Expense, Tax benefit	$ 0
Share based compensation arrangement by share based payment award, Options, Exercises in period	106,480			7,700,000
Share based compensation arrangements by share based payment award, Options, Exercises in period, Weighted average exercise price	$ 0.97
Share based compensation arrangement by share based payment award, Options, Outstanding, Number	2,826,399	3,182,758
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross	0
Share based compensation arrangements by share based payment award, Options, Grants in period, Weighted average exercise price	$ 0
Minimum net worth required for compliance	$ 1,500,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Expiration period			10 years
Share based payment arrangement, Nonvested award, Option, Cost not yet recognized, Amount	$ 900,000
Share based payment arrangement, Nonvested award, Cost not yet recognized, Period for recognition	1 year 1 month 6 days
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period	4 years
Share based compensation arrangement by share based payment award, Award vesting rights	Specifically, a portion of the options vest solely based on a graded four- year service condition
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period	4 years
Share based compensation arrangement by share based payment award, Award vesting rights	a portion vests based on both achievement of a performance condition as well as completion of a graded four-year service condition
Share-based Payment Arrangement, Option [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award graded service condition period	5 years
Share based compensation arrangement by share based payment award, Award vesting rights	and the remaining vest on achieving certain pre-money valuation in a financing event as well as completion of a graded five-year service condition.
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	1,970,302
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period, Weighted average grant date fair value	$ 18.72
Share based payment arrangement, Nonvested award, Excluding option, Cost not yet recognized, Amount	$ 35,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,079,531	219,252
Restricted Stock Units (RSUs) [Member] | Standard And Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	2,205,452	235,150
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period, Weighted average grant date fair value	$ 16.93	$ 1.97
Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights	whereby the award vests 25% on the one-year anniversary of the Vesting Commencement Date
Share based compensation arrangement by share based payment award, Award vesting period	36 months
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage	25.00%
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	1,219,695
Share based compensation arrangement by share based payment award, Award requisite service period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,093,774
Restricted Stock Units (RSUs) [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	985,757
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights	Founder RSUs include a portion that vests upon the closing of a SPAC transaction or the first IPO to occur following February 1, 2021
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	597,430
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member] | Founder Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights	a portion that will vest on the first day following the lapse of the Lock-up Period, the first 180 days from the consummation of a SPAC transaction or IPO, on which the Company Valuation equals or exceeds $1.5 billion.
Share based compensation arrangement by share based payment award, Award vesting period	180 days
Share based compensation arrangement by share based payment award, Equity instruments other than options, Grants in period	388,327
Minimum net worth required for compliance	$ 1,500,000,000
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross		1,012,066
Share based payment arrangement, Option, Exercise price range, Lower range limit		$ 1.63
Share based payment arrangement, Option, Exercise price range, Upper range limit		$ 1.81
Share-based Payment Arrangement, Employee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross	0	0	58,203
Share based compensation arrangements by share based payment award, Options, Grants in period, Weighted average exercise price			$ 1.63
Share-based Payment Arrangement, Nonemployee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Shares to be expired next year			341,494
Share based compensation arrangement by share based payment award, Expiration date			Jan. 11, 2020
Share Based Payment Arrangement Another Non Employee [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights			1/16 of the shares to vest each quarter subject to acceleration upon an initial public offering or a change of control event.
Share based compensation arrangement by share based payment award, Award vesting period			4 years
Share Based Payment Arrangement Another Non Employee [Member] | Share-based Payment Arrangement, Option [Member] | Each Quarter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, Award vesting rights, Percentage			0.0625%
Early Exercise [Member] | Founders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements by share based payment award, Options, Exercises in period, Weighted average exercise price				$ 0.28
Share based compensation arrangement by share based payment award, Options, Outstanding, Number	505,500	2,218,392
Service Conditions Achieved [Member] | Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	166,800
Service Conditions Not Achieved [Member] | Restricted Stock Units (RSUs) [Member] | Standard Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, Equity instruments other than options, Outstanding, Weighted average expected time to achieve service conditions	1 year 4 months 24 days